SHARE BASED COMPENSATION (Summary of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		51.70%	52.00%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple	2.0	2.2	2.2
Risk-free interest rate per annum		3.81%
Estimated fair value of underlying ordinary shares (per share)		$ 8.60
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	62.30%
Risk-free interest rate per annum	2.68%		2.27%
Estimated fair value of underlying ordinary shares (per share)	$ 9.28		$ 3.75
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	70.90%
Risk-free interest rate per annum	2.99%		3.38%
Estimated fair value of underlying ordinary shares (per share)	$ 12.85		$ 5.69